Property, Plant and Equipment - Summary of IFRS 16 Lease Explanatory (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 149	£ 153	£ 174
Ending balance	11,558	149	153
Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	266	233	218
Additions	21	35	15
Transition to IFRS 16 (Leases)	2,551
Acquisition of subsidiary (Note 5)	10,837
Disposals	(18)	(2)
Adjustment to carrying value	(290)
Currency translation effects	(115)
Ending balance	13,252	266	233
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(117)	(80)
Disposals		2	(44)
Depreciation for the year	(1,577)	(39)	(36)
Ending balance	(1,694)	(117)	(80)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111	118	134
Ending balance	95	111	118
Leasehold improvements [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164	155	155
Additions		9
Acquisition of subsidiary (Note 5)	0
Ending balance	164	164	155
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53)	(37)
Disposals			(21)
Depreciation for the year	(16)	(16)	(16)
Ending balance	(69)	(53)	(37)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15	20	15
Ending balance	41	15	20
Office equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31	30	20
Additions		1	10
Acquisition of subsidiary (Note 5)	58
Disposals	(18)
Ending balance	71	31	30
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16)	(10)
Disposals			(5)
Depreciation for the year	(14)	(6)	(5)
Ending balance	(30)	(16)	(10)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23	15	25
Ending balance	26	23	15
IT equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71	48	43
Additions	21	25	5
Acquisition of subsidiary (Note 5)	24
Disposals		(2)
Ending balance	116	71	48
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(48)	(33)
Disposals		2	(18)
Depreciation for the year	(42)	(17)	(15)
Ending balance	(90)	£ (48)	£ (33)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	10,881
Right-of-use asset (building) [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Transition to IFRS 16 (Leases)	1,237
Acquisition of subsidiary (Note 5)	10,755
Currency translation effects	(115)
Ending balance	11,877
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	(996)
Ending balance	(996)
Right-of-use asset (equipment) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	515
Right-of-use asset (equipment) [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Transition to IFRS 16 (Leases)	1,314
Acquisition of subsidiary (Note 5)	0
Adjustment to carrying value	(290)
Ending balance	1,024
Right-of-use asset (equipment) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation for the year	(509)
Ending balance	£ (509)